                                                 PROSPECTUS OCTOBER 21, 2001
                                                   AS REVISED MARCH 27, 2002

JPMORGAN LIQUID ASSETS MONEY
MARKET FUND

Institutional Class Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] JPMORGAN Fleming
ASSET MANAGEMENT

CONTENTS

JPMorgan Morgan Liquid Assets Money Market Fund     1

The Fund's Management and Administration            4

How Your Account Works                              5

Buying Fund Shares                                  5

Selling Fund Shares                                 6

Other Information Concerning the Fund               6

Distributions and Taxes                             7

What the Terms Mean                                 8

How To Reach Us                            Back cover

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest a portion of its assets in securities rated
Prime-2 by Moody's Investor Service ("Moody's") or A-2 by Standard & Poor's Corporation ("S&P"), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including these investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

generally less sensitive to interest rate changes than longer-term securities.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL

- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO

- WANT A HIGHLY LIQUID INVESTMENT

- ARE LOOKING FOR AN INTERIM INVESTMENT

- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR LONG-TERM GROWTH

- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE

The Fund is recently organized and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the fund.

ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest you invest through a financial institution.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS SHARES ASSETS)


--------------------------------------------------------------------------------
 MANAGEMENT FEES                                                         0.10
--------------------------------------------------------------------------------
 DISTRIBUTION (12b-1) FEES                                               NONE
--------------------------------------------------------------------------------
 SHAREHOLDER SERVICE FEES                                                0.10
--------------------------------------------------------------------------------
 OTHER EXPENSES(1)                                                       0.18
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                0.38
--------------------------------------------------------------------------------
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.18)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
--------------------------------------------------------------------------------

(1)"Other Expenses" are based on estimated amounts for the current fiscal year.

(2)Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.20% of the Fund's average daily net assets through 12/31/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses through 12/31/02 and total operating expenses thereafter.


The example is for comparison only; the actual return of Institutional Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
--------------------------------------------------------------------------------
 YOUR COST($) (WITH OR WITHOUT REDEMPTION)             20          100
--------------------------------------------------------------------------------

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Shares of the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off-time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Normally, the cut-off (in Eastern time) is 3:00 p.m.

If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

 1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $20,000,000 worth of Institutional Shares to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.

Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

SELLING SHARES

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm that you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

The Fund may close your account if the balance falls below the minimum as a result of selling shares. The Fund will give you 60 day's notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMorgan Institutional Funds Service
Center
500 Stanton Christiana Road
Newark, Delaware 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.



           The Fund's Investment Company Act file number is 811-8358.
        (C)2001 J.P. Morgan Chase & Co. All Rights Reserved. October 2001

                                                                   PR-MMI-901 X

                                                   PROSPECTUS OCTOBER 21, 2001
                                                  AS REVISED OF MARCH 27, 2002

JPMORGAN LIQUID ASSETS MONEY
MARKET FUND

CAPITAL SHARES




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] JPMORGAN Fleming
Asset Management

CONTENTS

JPMorgan Liquid Assets Money Market Fund            1

The Fund's Management and Administration            4

How Your Account Works                              5

Buying Fund Shares                                  5

Selling Fund Shares                                 6

Other Information Concerning the Fund               6

Distributions and Taxes                             7

What the Terms Mean                                 8

How To Reach Us                            Back cover

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service ("Moody's") or A-2 by Standard & Poor's Corporation ("S&P"), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.


[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL

- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO

- WANT A HIGHLY LIQUID INVESTMENT

- ARE LOOKING FOR AN INTERIM INVESTMENT

- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR LONG-TERM GROWTH

- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE

The Fund is recently organized and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the fund.

ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Capital Shares before and after reimbursement are shown below. The table below does not reflect changes or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CAPITAL SHARES ASSETS)


--------------------------------------------------------------------------------
 MANAGEMENT FEES                                                       0.10
--------------------------------------------------------------------------------
 DISTRIBUTION (12b-1) FEES                                             NONE
--------------------------------------------------------------------------------
 SHAREHOLDER SERVICE FEES                                              0.05
--------------------------------------------------------------------------------
 OTHER EXPENSES1                                                       0.18
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              0.33
--------------------------------------------------------------------------------
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS2                              (0.18)
--------------------------------------------------------------------------------
 NET EXPENSES2                                                         0.15
--------------------------------------------------------------------------------

1   "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

2 REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.15% OF THE FUND'S AVERAGE DAILY NET ASSETS THROUGH 12/31/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The example assumes:
-  $10,000 initial investment,
-  5% return each year, and
-  net expenses through 12/31/02 and total operating expenses thereafter.

The example is for comparison only; the actual returns of Capital Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
--------------------------------------------------------------------------------
 YOUR COST($) (with or without redemption)             15          81
--------------------------------------------------------------------------------

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.05% of the average daily net assets of the Capital Shares of the Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Capital Shares of the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Capital Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off time we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Normally, the cut-off (in Eastern time) is 3:00 p.m.

If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
THE JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $75,000,000 worth of Capital Shares in the Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.

Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

SELLING SHARES
You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm that you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

The Fund may close your account if the balance falls below the minimum as a result of selling shares. The Fund will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Capital Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.



             The Fund's Investment Company Act File No. is 811-8358
        (C)2001 J.P. Morgan Chase & Co. All Rights Reserved. October 2001

                                                                  PR-MMI-901

                                                    PROSPECTUS OCTOBER 21, 2001
                                                      AS REVISED MARCH 27, 2002


JPMORGAN LIQUID ASSETS MONEY
MARKET FUND

AGENCY SHARES





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] JPMORGAN FLEMING
Asset Management

CONTENTS

JPMORGAN LIQUID ASSETS MONEY MARKET FUND            1

THE FUND'S MANAGEMENT AND ADMINISTRATION            4

HOW YOUR ACCOUNT WORKS                              5

BUYING FUND SHARES                                  5

SELLING FUND SHARES                                 6


OTHER INFORMATION CONCERNING THE FUND               6

DISTRIBUTIONS AND TAXES                             7

WHAT THE TERMS MEAN                                 8

HOW TO REACH US                            BACK COVER

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service ("Moody's") or A-2 by Standard & Poor's Corporation ("S&P"), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc., (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE

The Fund is recently organized and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the fund.

ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

--------------------------------------------------------------------------------
 MANAGEMENT FEES                                                       0.10
--------------------------------------------------------------------------------
 DISTRIBUTION (12b-1) FEES                                             NONE
--------------------------------------------------------------------------------
 SHAREHOLDER SERVICE FEES                                              0.10
--------------------------------------------------------------------------------
 OTHER EXPENSES(1)                                                     0.19
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                              0.39
--------------------------------------------------------------------------------
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.13)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       0.26
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.20% of the Fund's average daily net assets through 12/31/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in Agency Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses through 12/31/02 and total operating expenses thereafter.

The example is for comparison only; the actual returns of Agency Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
--------------------------------------------------------------------------------
 YOUR COST($) (with or without redemption)              27          109
--------------------------------------------------------------------------------

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Agency Shares of the Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. This Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Fund:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to the Fund by the cut-off time.

Normally, the cut-off (in Eastern time) is 3:00 p.m.

The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares.

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Tell your service organization that you want to sell shares. They will send all necessary documents to the JPMorgan Funds Service Center.

REDEMPTIONS-IN-KIND

The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

The Fund may close your account if the balance falls below the minimum as a result of having sold shares. The Fund may also close the account if you fail to meet the investment minimum over a 12-month period. The Fund will give you 60 day's notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMorgan Funds Service
Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Agency Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN FUNDS
SERVICE CENTER
PO Box 219392
Kansas City, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.






             The Fund's Investment Company Act File No. is 811-8358.
         (C)2001 J.P. Morgan Chase & Co. All Rights Reserved. October 2001

                                                               PR-MMAGENCY-901 X

                                                  PROSPECTUS OCTOBER 21, 2001
                                                    AS REVISED MARCH 27, 2002

-----------------------------------------------------------------------------
JPMORGAN LIQUID ASSETS MONEY
MARKET FUND


PREMIER SHARES




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GRAPHIC] JPMORGAN FLEMING
          ASSET MANAGEMENT

CONTENTS


JPMORGAN LIQUID ASSETS MONEY MARKET FUND                     1

THE FUND'S MANAGEMENT AND ADMINISTRATION                     4

HOW YOUR ACCOUNT WORKS                                       5

BUYING FUND SHARES                                           5

SELLING FUND SHARES                                          6

OTHER INFORMATION CONCERNING THE FUND                        7

DISTRIBUTIONS AND TAXES                                      7

WHAT THE TERMS MEAN                                          9

HOW TO REACH US                                     BACK COVER

JPMORGAN LIQUID ASSETS MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest a portion of its assets in securities rated
Prime-2 by Moody's Investor Service ("Moody's") or A-2 by Standard & Poor's Corporation ("S&P"), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
-    WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
-    WANT A HIGHLY LIQUID INVESTMENT
-    ARE LOOKING FOR AN INTERIM INVESTMENT
-    ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR LONG-TERM GROWTH
-    ARE INVESTING FOR HIGH INCOME
-    REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE

The Fund is recently organized and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the fund.

ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES
THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)


 MANAGEMENT FEES                                         0.10
 DISTRIBUTION (12b-1) FEES                               NONE
 SHAREHOLDER SERVICE FEES                                0.25
 OTHER EXPENSES(1)                                       0.19
 TOTAL OPERATING EXPENSES                                0.54
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)              (0.09)
 NET EXPENSES(2)                                         0.45

(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THE FUND'S AVERAGE DAILY NET ASSETS THROUGH 12/31/02.

EXAMPLE

The example below is intended to help you compare the cost of investing in Premier Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment,

-    5% return each year, and

-    net expenses through 12/31/02 and total operating expenses thereafter.

The example is for comparison only; the actual returns of Premier Shares and your actual costs may be higher or lower.

                                                     1 YR.      3 YRS.
 YOUR COST($) (with or without redemption)           46         162

THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of the Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m. Eastern time each day the Fund is accepting purchase orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If you send us an order in proper form by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 3:00 p.m.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at anytime.

To open an account, buy or sell shares or get fund information, call the JPMorgan Funds Service Center at 1-800-348-4782

or

complete an application form and mail it along with a check for the amount you want to invest to

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in the Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until your check clears, which could take more than 15 calendar days after such shares were purchased.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the day you buy.

If you are planning to sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the same business day. We will not accept an order to sell shares if the Fund has not collected your payment for the shares.

The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-   you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell. He or she will send the necessary documents to the Fund. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

The Fund may close your account if the balance falls below $100,000 because as a result of sold shares. The Fund may also close the account if you fail to meet the investment minimum over a 12-month period. The Fund will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. Government and its agencies may be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.






            The Fund's Investment Company Act File No. is 811-8358.
      (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. October 2001

                                                                   PR-MMP-901 X

                                               PROSPECTUS OCTOBER 21, 2001
                                               AS REVISED MARCH 27, 2002

JPMORGAN LIQUID ASSETS MONEY
MARKET FUND

MORGAN SHARES









The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                         [LOGO] JPMorgan Fleming
                                                                Asset Management

CONTENTS

JPMORGAN LIQUID ASSETS MONEY MARKET FUND            1

THE FUND'S MANAGEMENT AND ADMINISTRATION            4

HOW YOUR ACCOUNT WORKS                              5

BUYING FUND SHARES                                  5

SELLING FUND SHARES                                 6

EXCHANGING FUND SHARES                              7

OTHER INFORMATION CONCERNING THE FUND               8

DISTRIBUTIONS AND TAXES                             8

SHAREHOLDER SERVICES                               10

WHAT THE TERMS MEAN                                11

HOW TO REACH US                            BACK COVER

JPMorgan  LIQUID ASSETS MONEY MARKET FUND


THE FUND'S OBJECTIVE

THE FUND AIMS TO MAXIMIZE CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service ("Moody's") or A-2 by Standard & Poor's Corporation ("S&P"), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc., (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company of 1940.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S PAST PERFORMANCE
The Fund is recently organized and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the fund.

ESTIMATED INVESTOR EXPENSES
The estimated expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS)


---------------------------------------------------------------------------
 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (12b-1) FEES                                             0.10
 SHAREHOLDER SERVICE FEES                                              0.35
 OTHER EXPENSES(1)                                                     0.21
 TOTAL OPERATING EXPENSES                                              0.76
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.17)
 NET EXPENSES(2)                                                       0.59

1   "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
2   REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK
    AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THE FUND'S AVERAGE DAILY NET ASSETS THROUGH 12/31/02.

EXAMPLE
The example below is intended to help you compare the cost of investing in Morgan Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses through 12/31/02 and total operating expenses thereafter.

The example is for comparison only; the actual returns of Morgan Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
-------------------------------------------------------------------------
 YOUR COST($) (WITH OR WITHOUT REDEMPTION)             60          222

THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUND'S INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Morgan Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of the Fund.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.10% of the average daily net assets attributed to Morgan Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.
The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 3:00 p.m.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
 1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS


TYPE OF                  INITIAL              ADDITIONAL
ACCOUNT                  INVESTMENT           INVESTMENTS
---------------------------------------------------------
REGULAR ACCOUNT          $2,500               $100
---------------------------------------------------------
SYSTEMATIC
INVESTMENT PLAN(1)       $1,000               $100
---------------------------------------------------------
IRAs                     $1,000               $100
---------------------------------------------------------
SEP-IRAs                 $1,000               $100
---------------------------------------------------------
EDUCATION IRAs           $500                 $100
---------------------------------------------------------

(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell these shares until your check clears, which could take more than 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by the cut-off time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative that you want to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
This is an easy way to make regular investments. The minimum investment in the Fund is $100. See Shareholder Services for details.

SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the same business day. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative that you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or wire only to the bank account on our records.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. See Shareholder Services for details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Morgan Shares for shares in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. See Shareholder Services for details.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the balance falls below $500 as a result of having sold shares. The Fund may also close the account if you are in the Systematic Investment Plan and fail to meet the investment minimum over a 12-month period. The Fund will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Morgan Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES


SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to JPMorgan Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

                       This page intentionally left blank.

                                HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund`s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.



            The Fund's Investment Company Act File No. is 811-8358.
       (C) 2001 J.P. Morgan Chase & Co. All Rights Reserved. October 2001

                                                                       PR-MM-901
                                                                    PR-MMB-901 X
                                                                    PR-MMM-901 X